Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 08, 2020	Mar. 19, 2020	Dec. 31, 2022	Apr. 17, 2020	Jan. 15, 2020
Financial Instruments (Details) [Line Items]
Bridge loan amount					$ 50
Interest payable				$ 2
Aggregate amount or credit amount	$ 200
Credit facility amount	100
Credit facility and remaining available drawn amount	$ 100
Loan amount due term	1 year
Loan amount raised	$ 1,500
Description of Issuance of convertible debentures	The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company.
Cash paid for principal amount		$ 350
Purchase price		$ 315
Issued of warrant (in Shares)		314,285	123,504
Maturity date		Mar. 23, 2021
Interest rate		12.00%
Initial conversion price (in Dollars per share)		$ 0.35
Conversion price		70.00%
Ordinary share exercise price (in Dollars per share)		$ 0.35
Private Placement [Member]
Financial Instruments (Details) [Line Items]
Cash paid for principal amount		$ 220
Purchase price		$ 198
ADSs [Member]
Financial Instruments (Details) [Line Items]
Issued of warrant (in Shares)		40,000